Summary of Stock Warrants activity (Details)	3 Months Ended
Dec. 31, 2015 $ / shares shares
Stock Warrants Shares {1}
Outstanding Warrants at September 30, 2015	4,861,344
Granted Warrants	0
Canceled Warrants	0
Expired Warrants	0
Exercised Warrants	0
Outstanding Warrants at December 31, 2015	4,861,344
Exercisable Warrants at December 31, 2015	4,861,344
Stock Warrants Weighted Average Exercise Price
Outstanding Warrants at September 30, 2015 - Weighted Average Exercise Price | $ / shares	$ 0.07
Outstanding Warrants at December 31, 2015 - Weighted Average Exercise Price | $ / shares	0.07
ExercisableWarrants at December 31, 2015 - Weighted Average Exercise Price | $ / shares	$ 0.07